Property and Equipment (Schedule of Property and Equipment) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, gross	$ 1,806,299	$ 1,667,191	$ 1,227,081
Accumulated depreciation and amortization	(541,216)	(455,871)	(229,972)
Property and equipment, net	1,265,083	1,211,320	997,109
Call Center [Member]
Property and equipment, gross	121,313	121,313	121,313
Computer and Office Equipment [Member]
Property and equipment, gross	61,037	45,718	38,577
Furniture and Fixtures [Member]
Property and equipment, gross	32,914	11,336
Library [Member]
Property and equipment, gross	100,000	100,000	100,000
Software [Member]
Property and equipment, gross	1,491,035	1,388,824	927,455
Accumulated depreciation and amortization	(361,296)	(268,744)	(60,290)
Property and equipment, net	1,129,739	1,102,080	867,165
Vehicles [Member]
Property and equipment, gross			$ 39,736